Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 8 – Goodwill

As of June 30, 2022 and December 31, 2021, the value of the goodwill are as follow:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Goodwill	$71,045	$71,045
Less: Foreign exchange translation	$(3,740)	$-
Total Goodwill	$67,305	$71,045

Note 8 – Goodwill

As of December 31, 2021, the value of goodwill of $71,045 was recorded due to acquisition of 51% equity interest of Mercu Tekun Sdn Bhd. Goodwill is not amortized but tested for impairment annually. On December 31, 2021, the Company’s management conducted the annual impairment test and concluded that it is more likely than not either the estimated fair value was more than its respective carrying value and no impairment of goodwill was indicated. As of a result, no impairment was recorded.

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Goodwill	$71,045	$-
Total Goodwill	$71,045	$-